CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenues	$ 1,631,966	$ 1,349,825	$ 2,278,814	$ 2,381,737
Cost of revenues
Total cost of revenues	1,346,095	1,080,057	1,799,384	1,961,183
Gross Profit	285,871	269,768	479,430	420,554
Operating expenses
Selling and marketing	1,549,519	468,875
Total operating expenses	21,380,317	517,568	1,686,125	802,317
Operating Loss	(21,094,446)	(247,800)	(1,206,695)	(381,763)
Financial income (expense), net	5,862	13,734
Loss Before Income Taxes	(21,088,584)	(235,441)	(1,138,102)	(386,023)
Tax benefit (taxes on income), net	(700)	(150)	(970)	79,870
Net Loss	$ (21,089,284)	$ (235,591)	$ (1,139,072)	$ (306,153)
Net loss per share:*
Basic and diluted net loss per share	$ (2.67)	$ (0.03)	$ (0.14)	$ (0.05)
Weighted average number of shares used in computing basic and diluted net loss per share	8,061,772	8,049,309	8,048,194	6,587,361
Mer Telemanagement Solutions Ltd [Member]
Revenues
Revenues	$ 1,742,000	$ 2,103,000	$ 4,018,000	$ 5,193,000	$ 5,861,000
Cost of revenues
Total cost of revenues	932,000	866,000	1,795,000	1,857,000	2,149,000
Gross Profit	810,000	1,237,000	2,223,000	3,336,000	3,712,000
Operating expenses
Selling and marketing	306,000	459,000	752,000	817,000	1,471,000
General and administrative	1,466,000	937,000	1,867,000	1,890,000	2,239,000
Goodwill impairment		617,000	1,723,000	254,000
Total operating expenses	1,772,000	2,013,000	4,342,000	3,506,000	4,535,000
Operating Loss	(962,000)	(776,000)	(2,119,000)	(170,000)	(823,000)
Financial income (expense), net	(2,000)	8,000	16,000	(18,000)	(17,000)
Loss Before Income Taxes	(964,000)	(768,000)	(2,103,000)	(188,000)	(840,000)
Tax benefit (taxes on income), net	(1,000)	108,000	325,000	(4,000)	(46,000)
Net loss from continuing operations	(965,000)	(660,000)	(1,778,000)	(192,000)	(886,000)
Loss from discontinued operations	(29,000)	(1,000)	(37,000)	57,000	(284,000)
Net Loss	$ (994,000)	$ (661,000)	$ (1,815,000)	$ (135,000)	$ (1,170,000)
Net loss per share:*
Basic and diluted net loss per share from continuing operations	$ (0.30)	$ (0.23)	$ (0.29)	$ (0.04)	$ (0.26)
Basic and diluted net earnings per share from discontinued operations	(0.01)	0.00	(0.01)	0.01	(0.08)
Basic and diluted net loss per share	$ (0.31)	$ (0.23)	$ (0.30)	$ (0.03)	$ (0.34)
Weighted average number of shares used in computing basic and diluted net loss per share	3,161,025	2,822,700	5,954,795,000	5,013,374,000	3,435,161,000
Mer Telemanagement Solutions Ltd [Member] | Service [Member]
Revenues
Revenues	$ 1,513,000	$ 1,815,000	$ 3,383,000	$ 4,273,000	$ 4,843,000
Cost of revenues
Total cost of revenues	811,000	693,000	1,511,000	1,486,000	1,719,000
Mer Telemanagement Solutions Ltd [Member] | Product [Member]
Revenues
Revenues	229,000	288,000	635,000	920,000	1,018,000
Cost of revenues
Total cost of revenues	$ 121,000	$ 173,000	$ 284,000	$ 371,000	$ 430,000